Accounts Receivable (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Accounts receivable
Accounts receivable	$ 1,011,929	$ 1,246,814	$ 143,557
Accounts receivable - Related party
Allowance for doubtful accounts	(117,632)
Total	$ 1,011,929	$ 1,246,814	$ 143,557